MFS(R)/SUN LIFE SERIES TRUST:

Capital Opportunities Series     Massachusetts Investors Growth Stock Series
Core Equity Series               Strategic Growth Series

                        Supplement to Current Prospectus:


Capital Opportunities Series

The Board of Trustees of the Trust has approved the proposed reorganization of the Capital Opportunities Series into the Core Equity Series, each of which are series of the Trust. The proposed transaction is still subject to approval by the shareholders of Capital Opportunities Series at a shareholders' meeting expected to be held in June 2007. No assurance can be given that the reorganization will occur.

Under the proposed transaction, the Capital Opportunities Series' assets and liabilities would be transferred to the Core Equity Series in return for shares of the Core Equity Series with equal total net asset value on the transfer date. These Core Equity Series shares would be distributed pro rata to shareholders of the Capital Opportunities Series in exchange for their Capital Opportunities Series shares. Current Capital Opportunities Series shareholders would thus become shareholders of the Core Equity Series and receive shares of the Core Equity Series with a total net asset value equal to that of their shares of the Capital Opportunities Series at the time of the reorganization. The proposed transaction is expected to be free of federal income taxes to the Capital Opportunities Series and its shareholders, as well as to the Core Equity Series and its shareholders.

The investment objective of the Core Equity Series is capital appreciation. The Series normally invests at least 80% of its net assets in equity securities. The Series may invest in companies of any size and may also invest in foreign securities and derivatives.

A full description of the Core Equity Series and the terms of the proposed reorganization will be contained in a combined prospectus/proxy statement which is expected to be mailed to shareholders of the Capital Opportunities Series on or about April 16, 2007.

In light of the proposed transaction, sales of Capital Opportunities Series shares and exchanges into this Series are expected to be suspended on or about June 15, 2007.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Core Equity Series, nor is it a solicitation of any proxy. For more information regarding the Core Equity Series, or to receive a free copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1-800-225-2606. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

Effective immediately, the sub-sections entitled "Investment Objective" and "Principal Investment Policies and Strategies" under the main heading "I-Risk Return Summary - 3: Capital Opportunities Series" are replaced in their entirety by the following:

Investment Objective

The fund's investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund's assets primarily in equity securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund's assets in companies of any size.

MFS may invest the fund's assets in foreign securities.

MFS may also invest the fund's assets in derivatives.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

Effective immediately, the sub-sections entitled "Investment Objective" and "Principal Investment Policies and Strategies" under the main heading "I-Risk Return Summary - 4: Core Equity Series" are replaced in their entirety by the following:

Investment Objective

The fund's investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund's net assets in equity securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund's assets in companies of any size.

MFS may invest the fund's assets in foreign securities.

MFS may also invest the fund's assets in derivatives.

A team of investment research analysts selects investments for the fund. MFS allocates the fund's assets to analysts by industry.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

Strategic Growth Series

The Board of Trustees of the MFS/Sun Life Series Trust (the "Trust") has approved the proposed reorganization of the Strategic Growth Series into the Massachusetts Investors Growth Stock Series, each of which are series of the Trust. The proposed transaction is still subject to approval by the shareholders of Strategic Growth Series at a shareholders' meeting expected to be held in June 2007. No assurance can be given that the reorganization will occur.

Under the proposed transaction, the Strategic Growth Series' assets and liabilities would be transferred to the Massachusetts Investors Growth Stock Series in return for shares of the Massachusetts Investors Growth Stock Series with equal total net asset value on the transfer date. These Massachusetts Investors Growth Stock Series shares would be distributed pro rata to shareholders of the Strategic Growth Series in exchange for their Strategic Growth Series shares. Current Strategic Growth Series shareholders would thus become shareholders of the Massachusetts Investors Growth Stock Series and receive shares of the Massachusetts Investors Growth Stock Series with a total net asset value equal to that of their shares of the Strategic Growth Series at the time of the reorganization. The proposed transaction is expected to be free of federal income taxes to the Strategic Growth Series and its shareholders, as well as to the Massachusetts Investors Growth Stock Series and its shareholders.

The investment objective of the Massachusetts Investors Growth Stock Series is capital appreciation. The Series normally invests at least 80% of its net assets in equity securities. The Series may invest in companies of any size, but generally focuses on companies with large capitalizations. The Series may also invest in foreign securities and derivatives.

A full description of the Massachusetts Investors Growth Stock Series and the terms of the proposed reorganization will be contained in a combined prospectus/proxy statement which is expected to be mailed to shareholders of the Strategic Growth Series on or about April 16, 2007.

In light of the proposed transaction, sales of Strategic Growth Series shares and exchanges into this Series are expected to be suspended on or about June 15, 2007.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Massachusetts Investors Growth Stock Series, nor is it a solicitation of any proxy. For more information regarding the Massachusetts Investors Growth Stock Series, or to receive a free copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1-800-225-2606. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

Effective immediately, the sub-sections entitled "Investment Objective" and "Principal Investment Policies and Strategies" under the main heading "I-Risk Return Summary - 14: Massachusetts Investors Growth Stock Series" are replaced in their entirety by the following:

Investment Objective

The fund's investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund's net assets in equity securities.

MFS focuses on investing the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund's assets in foreign securities.

MFS may also invest the fund's assets in derivatives.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

Effective immediately, the sub-sections entitled "Investment Objective" and "Principal Investment Policies and Strategies" under the main heading "I-Risk Return Summary - 22: Strategic Growth Series" are replaced in their entirety by the following:

Investment Objective

The fund's investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund's assets primarily in equity securities.

MFS focuses on investing the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund's assets in foreign securities.

MFS may also invest the fund's assets in derivatives.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

                  The date of this supplement is March 8, 2007.